Stock-Based Compensation - Schedule of Information Regarding Stock Option Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Number of shares, Outstanding at beginning balance	2,519,500
Number of shares, Options granted	305,329
Number of shares, Options exercised	(5,000)	0
Number of shares, Forfeited	(112,500)
Number of shares, Outstanding at ending balance	2,707,329	2,519,500
Number of shares, Vested or expected to vest	2,707,329
Number of shares, Exercisable at ending balance	1,209,601
Weighted-Average Exercise Price, Outstanding at beginning balance	$ 2.00
Weighted-Average Exercise Price, Options granted	2.47
Weighted-Average Exercise Price, Options exercised	2.00
Weighted-Average Exercise Price, Forfeited	2.00
Weighted-Average Exercise Price, Outstanding ending balance	2.05	$ 2.00
Weighted-Average Exercise Price, Vested or expected to vest	2.05
Weighted-Average Exercise Price, Exercisable at ending balance	$ 2.06
Weighted Average Remaining Contractual Life, Outstanding	9 years 2 months 1 day	9 years 11 months 16 days
Weighted Average Remaining Contractual Life, Vested or expected to vest	9 years 2 months 1 day
Weighted Average Remaining Contractual Life, Exercisable	9 years 2 months 1 day
Aggregate Intrinsic Value, Exercised	$ 1
Aggregate Intrinsic Value, Outstanding	741
Aggregate Intrinsic Value, Vested or expect to vest	741
Aggregate Intrinsic Value, Exercisable	$ 328